Summary Prospectus

FundX Aggressive Upgrader Fund (HOTFX)

January 30, 2020

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, Statement of Additional Information and other information about the Fund online at http://www.upgraderfunds.com/how-invest. You may also obtain this information at no cost by calling 1-866-455-FUND [3863] or by sending an e-mail to issue@fundx.com. The Fund’s Prospectus and Statement of Additional Information, both dated January 30, 2020, are incorporated by reference into this Summary Prospectus.
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.fundxfunds.com/literature, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or a bank) or, if you are a direct investor, by calling 1-866-455-FUND [3863], sending an e-mail request to issue@fundx.com, or by enrolling at www.fundxfunds.com. You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-866-455-FUND [3863] or send an email request to issue@fundx.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held in your account if you invest through your financial intermediary or all Funds held with the fund complex if you invest directly with the Funds.

FundX Aggressive Upgrader Fund

Investment Objective
The FundX Aggressive Upgrader Fund (“Aggressive Fund”) seeks to maximize capital appreciation over the long term without regard to income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Aggressive Fund.

FundX Aggressive Upgrader Fund
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Redemption Fee	None
Exchange Fee	None
Maximum Account Fee	None

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.00%
Distribution (Rule 12b-1) Fees	None
Other Expenses	0.44%
Acquired Fund (Underlying Fund) Fees and Expenses(2)	0.68%
Total Annual Fund Operating Expenses	2.12%
Expense Reduction/Reimbursement	-0.09%
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement(3)	2.03%

(1)
FundX Investment Group, LLC (the “Advisor”) has contractually agreed to reduce its fees and/or pay the Aggressive Upgrader Fund’s expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement for shares of the Aggressive Upgrader Fund to 1.35% of the Fund’s average net assets (the “Expense Cap”). The Expense Cap will remain in effect at least until January 31, 2021. A reimbursement may be requested by the Advisor for fee reductions and/or expense payments made within the prior three years if the aggregate amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in place at the time of waiver or at the time of reimbursement. To the extent that the Fund incurs expenses excluded from the Expense Cap, net operating expenses of the Fund may be higher than the Expense Cap. The Expense Cap may be terminated at any time after January 31, 2021, by the Trust’s Board of Trustees upon 60-day notice to the Advisor, or by the Advisor with the consent of the Board.

(2)
The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

(3)
Additionally, U.S. Bank Global Fund Services rebates a portion of fees from certain Underlying Funds for processing transactions. If such amounts were reflected in this table, the Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement would have been 2.02%.

Example
This Example is intended to help you compare the cost of investing in the Aggressive Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Aggressive Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Aggressive Fund’s operating expenses remain the same (taking into account the Expense Cap for the first year only). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
FundX Aggressive Upgrader Fund	$206	$655	$1,131	$2,445

Portfolio Turnover
As a fund-of-funds, the Aggressive Fund does not typically pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio), except with respect to any purchases or sales of exchange-traded funds (“ETFs”). If transaction costs are involved, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Aggressive Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Aggressive Fund’s performance. During the most recent fiscal year, the Aggressive Fund’s portfolio turnover rate was 187% of the average value of its portfolio.
Principal Investment Strategies
The Aggressive Fund is a fund-of-funds and as such invests primarily in no-load and load-waived mutual funds, including ETFs (“Underlying Funds”). The Underlying Funds, in turn, invest primarily in individual securities such as common stocks.

Because markets change, the Advisor actively manages the Fund’s portfolio using a proprietary investment strategy called Upgrading, which seeks to capture global market trends. The Advisor invests in the Underlying Funds that it considers to be in sync with current market leadership. The Advisor sells an Underlying Fund when it believes that the Underlying Fund is no longer performing in sync with current market leadership or if a new Underlying Fund is judged more attractive than a current holding.
Upgrading

When a fund begins to lag its peers, the Advisor redeems the shares and directs the proceeds to a better performing alternative. The Advisor classifies the pool of Underlying Funds into five risk/return categories:
▪
Sector Equity Underlying Funds
▪
Aggressive Equity Underlying Funds
▪
Core Equity Underlying Funds
▪
Total Return Underlying Funds
▪
Bond Underlying Funds

Under normal market conditions, the Aggressive Fund will invest predominantly (and at times exclusively) in Sector and Aggressive Equity

Underlying Funds, which may invest in more concentrated portfolios or in small-cap, mid-cap, or less-seasoned companies, or may make significant use of complex investment techniques, such as leverage, short sales and margin. They may also include the use of derivative securities such as options, futures and swap contracts for hedging and/or speculative purposes. Sector and Aggressive Equity Underlying Funds may be riskier than Core Equity Underlying Funds, but may provide the potential for higher reward. Sector and Aggressive Equity Underlying Funds allow the Aggressive Fund to participate in more specialized stock market leadership trends, such as rotations between specific sectors or within emerging markets. The Aggressive Fund is not limited in the amount of its assets it holds in Underlying Funds that focus on emerging markets.

To a lesser extent the Aggressive Fund may also invest a portion of its assets in Core Equity Underlying Funds, which generally invest in diversified portfolios of equity securities of well-established U.S. and foreign companies with a wide range of market capitalizations. Core Equity Underlying Funds may also invest in fixed income securities. Core Equity Funds allow the Fund to participate in broader stock market leadership trends, such as rotation between value and growth stocks, small- and large-cap stocks, and domestic and international stocks. The Aggressive Fund may purchase, without limit, shares of Underlying Funds that invest in domestic, international and global securities.
See “More about the Funds’ Investment Objectives, Strategies and Risks – The Advisor’s Process for Classifying the Underlying Funds” for more information on this system.
Principal Risks
An investment in the Aggressive Fund entails risk. The Aggressive Fund cannot guarantee that it will meet its investment objective. Since the price of the Underlying Funds that the Aggressive Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the Aggressive Fund. The following risks could affect the value of your investment:

•
General Market Risk – General market risk is the risk that the value of a Fund’s shares will fluctuate based on the performance of the securities held by the Underlying Funds it owns. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

•
Management Risk – Management risk describes the Aggressive Fund’s ability to meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Aggressive Fund.

•
Foreign Securities Risk – The Underlying Funds held by the Aggressive Fund may have significant investments in foreign securities. Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

•	Emerging Markets Risk – In addition to the foreign securities risks mentioned above, emerging markets are generally more volatile and less liquid.

•
Derivative Risk – Some Underlying Funds may use derivative instruments which derive their value from the value of an underlying asset, currency or index. The value of derivatives may rise or fall more rapidly than other investments and it is possible to lose more than the initial amount invested.

•
Leverage Risk – Some Underlying Funds may borrow money for leveraging and will incur interest expense. Leverage is investment exposure which exceeds the initial amount invested. Leverage can cause the portfolio to lose more than the principal amount invested. Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.

•
Short Sales Risk –The Underlying Funds may engage in short sales which could cause an Underlying Fund’s investment performance to suffer if it is required to close out a short position earlier than it had intended.

•	Small Company Risk – The Underlying Funds may invest in securities of small companies, which involves greater volatility than investing in larger and more established companies.

•
Sector Emphasis Risk – Some of the Underlying Funds may have particular emphasis in one or more sectors, subjecting that Underlying Fund to sector emphasis risk. Sector emphasis risk is the possibility that a certain sector may underperform other sectors or the market as a whole.

•
ETF Trading Risk – Because the Aggressive Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact a Fund’s ability to sell its shares of an ETF.

•
Portfolio Turnover Risk – To the extent the Aggressive Fund invests in ETFs, it may be subject to the risks of having a high portfolio turnover rate. High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.

•
Upgrading Strategy Risk – The Aggressive Fund employs an Upgrading strategy whereby it continually seeks to invest in the top-performing securities at a given time. When investment decisions are based on near-term performance, however, the Aggressive Fund may be exposed to the risk of buying Underlying Funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value.

•
Underlying Funds Risk – The risks associated with the Aggressive Fund include the risks related to each Underlying Fund in which the Aggressive Fund invests. Although the Aggressive Fund seeks to reduce the risk of your investment by diversifying among mutual funds and ETFs that invest in stocks and, in some cases, bonds, there are inherent risks of investing in various asset classes. The Fund must also pay its pro rata portion of an investment company’s fees and expenses.

Performance
The following performance information provides some indication of the risks of investing in the Aggressive Fund. The bar chart below illustrates how the Aggressive Fund’s total returns have varied from year to year. The table below illustrates how the Aggressive Fund’s average annual total returns for the 1‑year, 5‑year and 10‑year periods compare with a broad-based market index and secondary indices provided to offer a broader market perspective. The Morningstar Global Market Large-Mid Cap Index has replaced the MSCI ACWI Index as the Fund’s primary benchmark. The Advisor believes that the new index is more appropriate given the Fund’s holdings. The Aggressive Fund’s performance, before and after taxes is not necessarily an indication of how the Aggressive Fund will perform in the future. Updated performance is available on the Aggressive Fund’s website www.fundxfunds.com.
Effective at the close of business on August 1, 2014, the Aggressive Upgrader Fund, a series of Professionally Managed Portfolios (the “Predecessor Fund”), reorganized into the Fund, a series of FundX Investment Trust. Performance information shown prior to the close of business on August 1, 2014 is that of the Predecessor Fund. Additionally, the Fund has adopted the Financial Statements of the Predecessor Fund.

FundX Aggressive Upgrader Fund – HOTFX
Calendar Year Total Return as of December 31

Best and Worst Quarters
Best Quarter	3/31/2019	13.01%
Worst Quarter	9/30/2011	-18.33%

Average Annual Total Returns as of December 31, 2019
	1 Year	5 years	10 Years
FundX Aggressive Upgrader Fund – HOTFX
Return Before Taxes	24.97%	6.34%	8.43%
Return After Taxes on Distributions	18.62%	5.21%	7.83%
Return After Taxes on Distributions and Sale of Fund Shares	15.90%	4.51%	6.65%
Morningstar Global Market Large-Mid Cap Index (reflects no deduction for fees, expenses or taxes	26.49%	8.45%	8.97%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	13.56%

The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period. The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period. The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an IRA.
In certain cases, Return After Taxes on Distribution and Sale of Fund Shares may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of Fund shares or provides an assumed tax benefit that increases the return. Your actual after-tax returns depend on your tax situation and may differ from these shown.
Investment Advisor
FundX Investment Group, LLC is the investment advisor to the Aggressive Fund.

Portfolio Managers

Name	Title	Managed the Fund Since
Janet Brown	President and Portfolio Manager	2002 (the Fund’s inception)
Martin DeVault	Principal and Portfolio Manager	2002 (the Fund’s inception)
Sean McKeon	Principal and Portfolio Manager	2002 (the Fund’s inception)

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Aggressive Fund shares on any business day by written request via mail (FundX Aggressive Upgrader Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 1-866-455-FUND [3863], or through a financial intermediary. Purchases and redemptions by telephone are only permitted if you previously established these options on your account. The minimum initial and subsequent investment amounts are shown in the table below.
Minimum Investments

	To Open Your Account	To Add to Your Account
Regular Accounts	$1,000	$100
Retirement Accounts	$1,000	$100
Automatic Investment Accounts	$500	$100

Tax Information
The Aggressive Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Tax-deferred arrangements may be taxed later upon withdrawal of monies from those accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Aggressive Fund through a broker-dealer or other financial intermediary (such as a bank), the Aggressive Fund may pay for account servicing and the Advisor may pay the intermediary for the sale of Aggressive Fund shares and related services. These payments may create a conflict of interest by influencing the broker‑dealer or other intermediary and your salesperson to recommend the Aggressive Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.